PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Oct. 31, 2022
PROPERTY AND EQUIPMENT
Summary of property and equipment

	Useful Life	October 31, 2022	October 31, 2021
Office equipment and furniture	3 – 5 Years	$53,846	$58,965
Less: accumulated depreciation		(45,158)	(47,700)
		$8,688	$11,265